SCHEDULE OF ESTIMATED FUTURE AMORTIZATION OF INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
2025	$ 1,103,576	$ 1,180,613
2026	964,771	1,103,576
2027	655,332	964,771
2028	447,896	655,332
2029		302,221
Thereafter		1,234,965
Total	$ 5,144,950	$ 5,441,478